Commitments and Contingencies - Additional Information (Detail) T in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 KRW (₩) Cash_Generating_Units T shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 KRW (₩)
Disclosure of contingent liabilities [line items]
Borrowings | ₩		₩ 21,741,216,000,000			₩ 20,497,607,000,000
Contingent liabilities guarantee amount		₩ 9,053,769		R$ 464,060,000
Posco [member]
Disclosure of contingent liabilities [line items]
Remaining iron ore to be purchased | T		32,000
Remaining coal to be purchased | T		5,000
Liquefied natural gas to be purchased | T		550
Liquefied natural gas terms		20 years
Number of vessels for transportation of raw materials | Cash_Generating_Units		37
Average remaining contract period		9 years
Treasury shares deposited | shares		2,980,162
Posco [member] | Korea National Oil Corporation [member]
Disclosure of contingent liabilities [line items]
Borrowings | $			$ 1,020
Posco [member] | Top of range [member] | Korea National Oil Corporation [member]
Disclosure of contingent liabilities [line items]
Iron ore and coal contracts terms		3 years
Borrowings | $			4,120
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of contingent liabilities [line items]
Nickel contracts terms		1 year
Litigation Mediation Price | $			2,000,000
Damage of principal and interest amount | ₩		₩ 3,002,609,000,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Korea Housing and Urban Corporation [Member]
Disclosure of contingent liabilities [line items]
Damage of principal and interest amount | ₩		1,383,070,000,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member]
Disclosure of contingent liabilities [line items]
Foreign currency guarantee | $	$ 2,419,000
Woori Bank and others [member]
Disclosure of contingent liabilities [line items]
Foreign currency guarantee | $	$ 758,000
POSCO ICT [member] | Seoul Guarantee Insurance [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities guarantee amount | ₩		26,464,000,000
POSCO ICT [member] | Engineering Guarantee Insurance [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities guarantee amount | ₩		305,000,000
POSCO ICT [member] | Software Credit Union [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities guarantee amount | ₩		₩ 147,108,000,000
POSCO INTERNATIONAL CORPORATION [Member] | Korea Ambatovy Consortium [member]
Disclosure of contingent liabilities [line items]
Percentage of rights and obligations	15.33%
POSCO INTERNATIONAL CORPORATION [Member] | Ship Purchase Agreements [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities guarantee amount | $			$ 170,000